SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Mortgage Securitizations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
U.S. government-sponsored agency guaranteed
Cash Flows Between Transferor and Transferee
Principal securitized	$ 6,100.0	$ 9,400.0	$ 5,300.0
Proceeds from new securitizations	6,400.0	10,000.0	5,500.0
Contractual servicing fees received	100.0	100.0	100.0
Cash flows received on retained interests and other net cash flows	0.0	0.0	0.0
Purchases of previously transferred financial assets	$ 200.0	$ 400.0	200.0
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Weighted average life	7 years 4 months 24 days	4 years 9 months 18 days
Key assumptions used in measuring fair value related to transferor's continuing involvement
Weighted average life	5 years 1 month 6 days	4 years 6 months
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	$ 374.0	$ 315.0
Carrying value of retained interests, impact of 10% adverse change in discount rate	(6.0)	(8.0)
Carrying value of retained interests, impact of 20% adverse change in discount rate	(11.0)	(15.0)
Carrying value of retained interests, impact of 10% adverse change in constant prepayment rate	(19.0)	(21.0)
Carrying value of retained interests, impact of 20% adverse change in constant prepayment rate	$ (37.0)	$ (40.0)
U.S. government-sponsored agency guaranteed | Weighted Average
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate	8.70%	5.40%
Constant prepayment rate	5.50%	25.80%
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate	3.70%	5.90%
Constant prepayment rate	14.50%	22.70%
Mortgage securitizations - Non-agency-sponsored
Cash Flows Between Transferor and Transferee
Principal securitized	$ 25,200.0	$ 11,300.0	15,600.0
Proceeds from new securitizations	25,400.0	11,400.0	15,500.0
Contractual servicing fees received	0.0	0.0	0.0
Cash flows received on retained interests and other net cash flows	100.0	0.0	0.0
Purchases of previously transferred financial assets	$ 0.0	$ 0.0	$ 0.0
Senior interests
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Weighted average life	3 years 10 months 24 days	3 years 9 months 18 days
Key assumptions used in measuring fair value related to transferor's continuing involvement
Weighted average life	8 years 9 months 18 days	5 years 3 months 18 days	4 years 8 months 12 days
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	$ 1,452.0	$ 1,210.0
Carrying value of retained interests, impact of 10% adverse change in discount rate	(1.0)	0.0
Carrying value of retained interests, impact of 20% adverse change in discount rate	(1.0)	(1.0)
Carrying value of retained interests, impact of 10% adverse change in constant prepayment rate	0.0	0.0
Carrying value of retained interests, impact of 20% adverse change in constant prepayment rate	0.0	0.0
Carrying value of retained interests, impact of 10% adverse change in anticipated net credit losses	0.0	0.0
Carrying value of retained interests, impact of 20% adverse change in anticipated net credit losses	$ 0.0	$ 0.0
Senior interests | Weighted Average
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate	2.20%	1.70%
Constant prepayment rate	6.30%	3.40%
Anticipated net credit losses	1.80%	1.70%
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate	16.20%	7.20%
Constant prepayment rate	6.80%	5.30%
Anticipated net credit losses	1.00%	1.20%
Subordinated interests
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Weighted average life	5 years 4 months 24 days	2 years 3 months 18 days
Key assumptions used in measuring fair value related to transferor's continuing involvement
Weighted average life	18 years
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	$ 955.0	$ 145.0
Carrying value of retained interests, impact of 10% adverse change in discount rate	0.0	(1.0)
Carrying value of retained interests, impact of 20% adverse change in discount rate	0.0	(1.0)
Carrying value of retained interests, impact of 10% adverse change in constant prepayment rate	0.0	0.0
Carrying value of retained interests, impact of 20% adverse change in constant prepayment rate	0.0	0.0
Carrying value of retained interests, impact of 10% adverse change in anticipated net credit losses	0.0	0.0
Carrying value of retained interests, impact of 20% adverse change in anticipated net credit losses	$ 0.0	$ 0.0
Subordinated interests | Weighted Average
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate	2.80%	3.00%
Constant prepayment rate	11.00%	25.00%
Anticipated net credit losses	1.00%	0.50%
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate	4.00%	4.30%
Constant prepayment rate	9.00%	4.70%
Anticipated net credit losses	2.00%	1.40%
Personal loan
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations			$ 200.0
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	$ 73.0
Citicorp | U.S. government-sponsored agency guaranteed
Cash Flows Between Transferor and Transferee
Gains recognized on the securitization	3.9	$ 88.4	16.0
Citicorp | Mortgage securitizations - Non-agency-sponsored
Cash Flows Between Transferor and Transferee
Gains recognized on the securitization	$ 493.4	$ 139.4	$ 73.4